Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Gabelli Innovations Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001760567
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2019
Prospectus Date	rr_ProspectusDate	Mar. 21, 2019